Revenue (Details) - Digital Asset [Member] - Coinshares International Limited [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue (Details) [Line Items]
Digital asset management fees	$ 120.3	$ 107.2	$ 51.8
Digital asset other revenue	$ 36.8	$ 41.6	$ 31.1